Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued expenses [Abstract]
Accounts payable and accrued expenses
Note 7 – Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

(Dollars in thousands)	2024	2023
Accounts payable	$10,002	$9,203
Accrued interest	1,497	2,036
Accrued voyage expenses	3,747	4,829
Accrued employee compensation	3,365	3,306
Other	4,825	1,120
Total accounts payable and accrued expenses	$23,436	$20,493